LEASES (Tables)	12 Months Ended
Dec. 31, 2018
LEASES [Abstract]
Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases
A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2018, follows:

(In thousands)

2019	$1,805
2020	1,650
2021	1,261
2022	975
2023	938
2024 and thereafter	1,652
Total	$8,281